Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 647	$ 790
Guarantees and commitments	407	523
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	28	22
Amounts due to joint ventures and associates	28	22
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	2,517	2,020
Amounts due to joint ventures and associates	516	273
Unsubordinated Accounts Receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	132	130
Amounts due from joint ventures and associates	123	115
Unsubordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	4,554	3,887
Amounts due from joint ventures and associates	$ 2,054	$ 3,000